Indebtedness to related parties (Details Narrative) € in Thousands				1 Months Ended						6 Months Ended	12 Months Ended
	Dec. 15, 2022 USD ($) shares	Dec. 15, 2022 EUR (€) shares	Nov. 12, 2020 USD ($)	Jan. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 28, 2021 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 EUR (€)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Oct. 30, 2016 USD ($)
Recapitalization by WISeKey International Holding Ltd											$ 7,348,000
the "Group"
Debt remission														$ 5,871,714	€ 5,000
Proceeds from related party					$ 283,754	$ 381,879	$ 444,542	$ 1,910,754	$ 1,463,664
Interest rate					3.00%	3.00%	3.00%	3.00%	3.00%
Maturity date					Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long term debt								$ 16,017,114				16,017,114				$ 12,326,275
Unamortized debt discount								399,762				399,762				63,091
Long term debt, carrying value								15,617,352				15,617,352				$ 12,263,184
The Semiconductors Group
Long term debt					$ 11,354,925						11,354,925
Unamortized debt discount					35,340						35,340
Long term debt, carrying value					11,319,585						11,319,585
Amortization of debt discount												$ 355,327
SEALS Corp | the "Group"
Debt remission										$ 5,459,000			€ 5,000	$ 5,871,714	€ 5,000
Proceeds from related party					$ 283,754	$ 381,879	$ 444,542	$ 1,910,754	$ 1,463,664
Interest rate					3.00%	3.00%	3.00%	3.00%	3.00%
Maturity date					Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long term debt					$ 1,198,746					12,375,515	1,198,746
Unamortized debt discount					35,340					189,110	35,340
Long term debt, carrying value					1,163,406					12,186,405	1,163,406
Additional loan amount					208,751						208,751
Interest expense										54,981
Accounts payable										$ 2,145,262
WISeKey International Holding AG
Line of credit extended to shareholder loans			$ 4,000,000
Line of credit description			to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million
Line of credit, interest rate			3.00%
Debt conversion, converted amount	$ 7,348,397	€ 7,000
Debt conversion, shares issued | shares	175,000	175,000
Share capital	$ 183,710
Recapitalization by WISeKey International Holding Ltd	7,164,687
Line of credit facility, additional information			to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million
WISeKey International Holding AG | SEALS Corp
Line of credit extended to shareholder loans			$ 4,000,000
Line of credit description			to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million
Line of credit, interest rate			3.00%	2.50%						12.30%
Debt conversion, converted amount	$ 7,348,397	€ 7,000
Debt conversion, shares issued | shares	175,000	175,000
Share capital					$ 183,710						$ 183,710
Recapitalization by WISeKey International Holding Ltd	$ 7,164,687
Line of credit				$ 5,000,000													$ 1,163,406
Line of credit, maturity date				Dec. 31, 2024
Proceeds from line of credit				$ 1,407,497